Note 7 - Income Taxes	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7 .	INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31
	201 9	2018 As Adjusted
Federal
Current	$1,738,512	$414,114
Deferred	(312,658)	1,286,556
	1,425,854	1,700,670
State
Current	312,429	38,742
Deferred	(14,262)	91,075
	298,167	129,817
Total	$1,724,021	$1,830,487

The effective tax rates for fiscal
2019
and fiscal
2018
were impacted by the Tax Cuts and Jobs Act (the “Tax Act”), enacted on
December 22, 2017
by the U.S. government. The Tax Act makes broad and complex changes to the U.S. tax code, including, but not
limited to, reducing the U.S. federal corporate tax rate and repealing the deduction for domestic production activities.

The Tax Act reduced the federal corporate tax rate applicable to the Company from
34%
to
21%
effective
January 1, 2018.
In accordance with Section
15
of the Internal Revenue Code, the Company utilized a blended rate of approximately
30.8%
to compute federal tax expense for fiscal
2018.
The blended rate is calculated by applying prorated percentages, based on the number of days prior to and subsequent to the
January 1, 2018
effective date, to the tax rate applicable for the respective pre and post effective periods. The
21%
federal corporate tax rate applies to fiscal
2019
and each year thereafter.

Also on
December 22, 2017,
the Securities and Exchange Commission issued Staff Accounting Bulletin
No.
118
(“SAB
118”
) to address the application of U.S. GAAP in situations where a registrant does not
have the necessary information available, prepared or analyzed in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. SAB
118
allowed companies to record provisional estimates during a measurement period not
extending beyond
one
year from the Tax Act enactment date. As of
December 22, 2018,
the Company had completed the accounting for all impacts of the Tax Act and there have been no
changes to previously recorded amounts.

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31
	201 9	2018 As Adjusted
Income tax expense at U.S. federal statutory rate (1)	21.0%	30.8%
Benefit due to tax reform	—	(2.0)
Current year state and local income taxes net of federal income tax benefit	3.5	3.4
Other	0.8	(0.4)
Provision for income taxes	25.3%	31.8%

(1)	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.

The Company’s tax returns
may
be subject to examination by the Internal Revenue Service for the fiscal years ended
March
31,
2016
through
March
31,
2018.
State and local returns
may
be subject to examination for fiscal years ended
March
31,
2015
through
March
31,
2018.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31
	201 9	2018 As Adjusted
Deferred tax liabilities:
Depreciation	$(954,569)	$(1,053,139)
LIFO to average cost Section 481(a) adjustment	(903,330)	(1,284,952)
Total deferred tax liabilities	(1,857,899)	(2,338,091)
Deferred tax assets:
Inventory capitalization	106,856	114,428
Postretirement benefits other than pensions	50,798	36,762
Net operating loss carryforward - Federal	—	184,668
Net operating loss carryforward - State	—	21,507
Other	154,999	108,560
Total deferred tax assets	312,653	465,925
Net deferred tax asset (liability)	$(1,545,246)	$(1,872,166)